Restructuring charges (Details Narrative) - Discontinued operations [member]	12 Months Ended
Aug. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Provisions for cost of restructuring	$ 485,498
Remaining provisions for cost of restructuring	$ 215,076